Summary of Significant Accounting Policies - Summary Of Computation Of Diluted Net Loss (Income) Per Share (Detail) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	177,826,153	173,887,437
Equity incentive awards
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	25,627,159	23,352,837
Convertible preferred stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	150,534,600	150,534,600
Series B-1 warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	1,664,394